UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              02-9-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 170
                                        -------------------

Form 13F Information Table Value Total: $ 201,860
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                   Title of                  Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class       CUSIP         (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
------------------------------     --------    ---------     --------   -------- ---   ----  -------  --------  ------- ------  ----
3M CO COM                          COM         88579Y101        874       10,655  SH         Sole                10,655
ABBOTT LABS                        COM         002824100        219        4,700  SH         Sole                 4,700
AC MOORE ARTS & CRAFTS INC         COM         00086T103        248        8,601  SH         Sole                 8,601
AES CORP COM                       COM         00130H105      1,417      103,670  SH         Sole               103,670
AFFILIATED COMPUTER SERVICES I     COM         008190100      1,461       24,275  SH         Sole                24,275
AIRGAS INC                         COM         009363102      1,355       51,105  SH         Sole                51,105
ALCOA INC                          COM         013817101        837       26,640  SH         Sole                26,640
ALLEGHENY ENERGY INC               COM         017361106        887       45,000  SH         Sole                45,000
ALLEGHENY TECHNOLOGIES INC         COM         01741R102        379       17,500  SH         Sole                17,500
ALLIED CAP CORP NEW COM            COM         01903Q108      2,429       94,001  SH         Sole                94,001
AMERICA MOVIL SERIES L ADR         COM         02364W105      4,039       77,149  SH         Sole                77,149
AMERICAN EAGLE OUTFITTERS INC      COM         02553E106      3,587       76,155  SH         Sole                76,155
AMERICAN EXPRESS                   COM         025816109        844       14,975  SH         Sole                14,975
AMERICAN INTL GROUP COM            COM         026874107        741       11,290  SH         Sole                11,290
AMERICAN STANDARD COMPANIES        COM         029712106      3,426       82,915  SH         Sole                82,915
AMETEK INC                         COM         031100100      3,621      101,525  SH         Sole               101,525
ANHEUSER BUSCH COS INC             COM         035229103        617       12,170  SH         Sole                12,170
APACHE CORP COM                    COM         037411105      2,564       50,700  SH         Sole                50,700
APPLIED MATLS INC COM              COM         038222105        215       12,566  SH         Sole                12,566
ASTRAZENECA PLC                    COM         046353108        260        7,155  SH         Sole                 7,155
ASV INC                            COM         001963107        349        7,285  SH         Sole                 7,285
AUTODESK INC COM                   COM         052769106      1,281       33,750  SH         Sole                33,750
BANCO BILBAO VIZCAYA               COM         05946K101      1,819      102,550  SH         Sole               102,550
BANK OF NY CO INC                  COM         064057102      1,388       41,535  SH         Sole                41,535
BASF AG SPON ADR                   COM         055262505        336        4,666  SH         Sole                 4,666
BB&T CORP COM                      COM         054937107     10,455      248,623  SH         Sole               248,623
BEAR STEARNS COMPANIES, INC        COM         073902108      1,682       16,440  SH         Sole                16,440
BECKMAN COULTER                    COM         075811109      3,329       49,691  SH         Sole                49,691
BHP BILLITON LIMITED               COM         088606108      1,746       72,698  SH         Sole                72,698
BLACK & DECKER CORP COM            COM         091797100      2,918       33,032  SH         Sole                33,032
BOSTON SCIENTIFIC CORP COM         COM         101137107        894       25,135  SH         Sole                25,135
BOYD GAMING CORP                   COM         103304101        406        9,751  SH         Sole                 9,751
BP AMOCO PLC - SPONS ADR           COM         055622104        527        9,031  SH         Sole                 9,031
BRISTOL MYERS SQUIBB CO            COM         110122108        225        8,785  SH         Sole                 8,785
BURLINGTON NRTHN SANTA COM         COM         12189T104      1,173       24,800  SH         Sole                24,800
BURLINGTON RES INC COM             COM         122014103      1,078       24,784  SH         Sole                24,784
CAMECO CORP                        COM         13321L108        303        2,890  SH         Sole                 2,890
CAPITAL LEASE FUNDING INC          COM         140288101        156       12,500  SH         Sole                12,500
CAPITAL ONE FINL CORP COM          COM         14040H105      1,288       15,300  SH         Sole                15,300
CAREMARK RX                        COM         141705103      1,171       29,700  SH         Sole                29,700
CARNIVAL CORP COM                  COM         143658300      1,612       27,980  SH         Sole                27,980
CATERPILLAR INC DEL COM            COM         149123101      1,129       11,583  SH         Sole                11,583
CATHAY GENERAL BANCORP             COM         149150104      1,894       50,502  SH         Sole                50,502
CERADYNE INC                       COM         156710105      3,714       64,910  SH         Sole                64,910
CHEVRONTEXACO CORP COM             COM         166764100        510        9,714  SH         Sole                 9,714
CISCO SYSTEMS                      COM         17275R102        649       33,585  SH         Sole                33,585
CITIGROUP INC                      COM         172967101      1,476       30,631  SH         Sole                30,631
COCA COLA CO                       COM         191216100        561       13,475  SH         Sole                13,475
COHEN & STEERS QUALITY REIT        COM         19247L106        738       35,800  SH         Sole                35,800
COMPUTER SCIENCES CORP COM         COM         205363104        457        8,111  SH         Sole                 8,111
CONSOLIDATED EDISON                COM         209115104        804       18,375  SH         Sole                18,375
CONSTELLATION ENERGY COM           COM         210371100      1,201       27,476  SH         Sole                27,476
DISNEY WALT CO DEL                 COM         254687106        999       35,940  SH         Sole                35,940
DOLLAR TREE STORES COM             COM         256747106        366       12,730  SH         Sole                12,730
DUN & BRADSTREET DEL COM NEW       COM         26483E100      1,123       18,820  SH         Sole                18,820
E M C CORP MASS COM                COM         268648102      1,457       98,000  SH         Sole                98,000
EMERSON ELECTRIC                   COM         291011104        368        5,250  SH         Sole                 5,250
EMPIRE FINANCIAL HOLDING COMPA     COM         291658102        198      200,000  SH         Sole               200,000
EUROBANCSHARES INC                 COM         298716101        263       12,520  SH         Sole                12,520
EXXON MOBIL CORP COM               COM         30231G102      1,950       38,049  SH         Sole                38,049
FANNIE MAE                         COM         313586109        444        6,235  SH         Sole                 6,235
FEDEX CORP                         COM         31428X106      1,320       13,400  SH         Sole                13,400
FIRST DATA CORP COM                COM         319963104      1,578       37,089  SH         Sole                37,089
FORDING CDN COAL TR UNIT ISIN      COM         345425102        900       11,665  SH         Sole                11,665
FRANKLIN RESOURCES INC             COM         354613101      4,993       71,681  SH         Sole                71,681
FREDDIE MAC                        COM         313400301        548        7,433  SH         Sole                 7,433
FREEPORT MCMORAN COPPER & GOLD     COM         35671D857      1,398       36,560  SH         Sole                36,560
FRESH DEL MONTE PRODUCTS           COM         G36738105      1,170       39,500  SH         Sole                39,500
FRIEDMAN BILLINGS RAMS CL A        COM         358434108        650       33,530  SH         Sole                33,530
GENERAL DYNAMICS CORP COM          COM         369550108      1,030        9,845  SH         Sole                 9,845
GENERAL ELEC CO COM                COM         369604103      3,641       99,756  SH         Sole                95,916        3,840
GILLETTE CO                        COM         375766102        264        5,900  SH         Sole                 5,900
GOODYEAR TIRE & RUBR COM           COM         382550101      1,121       76,500  SH         Sole                76,500
GRUPO AEROPORTUARIO DEL SUREST     COM         40051E202      1,663       60,810  SH         Sole                60,810
HALLIBURTON CO COM                 COM         406216101        286        7,300  SH         Sole                 7,300
HEALTHCARE RLTY TR COM             COM         421946104        531       13,050  SH         Sole                13,050
HOME DEPOT INC                     COM         437076102      1,227       28,712  SH         Sole                28,712
HONEYWELL INTL INC COM             COM         438516106      1,237       34,941  SH         Sole                34,941
IMS HEALTH INC COM                 COM         449934108        218        9,400  SH         Sole                 9,400
INGERSOLL-RAND CO COM              COM         G4776G101      3,558       44,305  SH         Sole                44,305
INT'L BUSINESS MACHINES            COM         459200101        314        3,185  SH         Sole                 3,185
INTEL CORPORATION                  COM         458140100        858       36,690  SH         Sole                36,690
ISHARES RUSSELL MIDCAP VALUE I     COM         464287473        237        2,099  SH         Sole                 2,099
ISHARES S&P GLOBAL TELECOMMUNI     COM         464287275        219        4,099  SH         Sole                 4,099
ISHARES S&P LATIN AMERICA 40       COM         464287390        225        2,799  SH         Sole                 2,799
JARDEN CORP                        COM         471109108        717       16,509  SH         Sole                16,509
JOHNSON & JOHNSON                  COM         478160104        797       12,570  SH         Sole                12,570
JONES LANG LASALLE                 COM         48020Q107      1,613       43,115  SH         Sole                43,115
LEHMAN BROS HLDGS INC COM          COM         524908100        538        6,150  SH         Sole                 6,150
MARRIOTT INTERNATIONAL INC NEW     COM         571903202      1,118       17,750  SH         Sole                17,750
MARVEL TECH GROUP                  COM         G5876H105      1,979       55,795  SH         Sole                55,795
MASSEY ENERGY CO                   COM         576206106        781       22,340  SH         Sole                22,340
MBNA CORP                          COM         55262L100        238        8,450  SH         Sole                 8,450
MCG CAPITAL CORPORATION            COM         58047P107        832       48,550  SH         Sole                48,550
MDC HOLDINGS INC                   COM         552676108      1,478       17,100  SH         Sole                17,100
MICROSOFT CORP                     COM         594918104      1,754       65,640  SH         Sole                65,640
MONSANTO CO NEW COM                COM         61166W101      1,160       20,886  SH         Sole                20,886
MOODYS CORP                        COM         615369105        532        6,120  SH         Sole                 6,120
MORGAN J P & CO INC                COM         46625H100        296        7,581  SH         Sole                 7,581
MORGAN STANLEY DEAN WITTER & C     COM         617446448        625       11,265  SH         Sole                11,265
MOTOROLA INC                       COM         620076109        178       10,375  SH         Sole                10,375
MSCI AUSTRIA ISHARES               COM         464286202        250       10,857  SH         Sole                10,857
MYLAN LABS INC COM                 COM         628530107        349       19,750  SH         Sole                19,750
NASDAQ 100 TR UNIT SER 1           COM         631100104        372        9,330  SH         Sole                 9,330
NETGEAR INC                        COM         64111Q104      3,565      196,305  SH         Sole               196,305
NEWMONT MINING CORP COM            COM         651639106        397        8,937  SH         Sole                 8,937
NIKE INC CL B                      COM         654106103        591        6,515  SH         Sole                 6,515
NISOURCE INC                       COM         65473P105        467       20,500  SH         Sole                20,500
NOBLE CORPORATION SHS              COM         G65422100      1,144       23,000  SH         Sole                23,000
NOKIA CORP SPONSORED ADR           COM         654902204        665       42,430  SH         Sole                42,430
NORDSTROM INC COM                  COM         655664100        203        4,341  SH         Sole                 4,341
NORFOLK SOUTHERN CORP              COM         655844108      1,181       32,622  SH         Sole                32,622
NORTHERN DYNASTY MINERALS LTD      COM         66510M204      1,850      380,740  SH         Sole               380,740
PACCAR                             COM         693718108      3,316       41,199  SH         Sole                41,199
PEPSICO INC                        COM         713448108        303        5,800  SH         Sole                 5,800
PFIZER INC COM                     COM         717081103      1,486       55,280  SH         Sole                50,960        4,320
PROCTER & GAMBLE CO                COM         742718109        664       12,060  SH         Sole                12,060
PROLOGIS                           COM         743410102        972       22,425  SH         Sole                22,425
QORUS COM INC COM                  COM         747280105          1       20,849  SH         Sole                20,849
QUESTAR CORP                       COM         748356102      1,238       24,296  SH         Sole                24,296
RENAL CARE GROUP                   COM         759930100      3,387       94,115  SH         Sole                94,115
ROCKWELL INTL CORP NEW COM         COM         773903109      1,140       23,000  SH         Sole                23,000
RPC ENERGY SERVICES INC            COM         749660106        219        8,725  SH         Sole                 8,725
RPM INTNL INC                      COM         749685103      3,909      198,835  SH         Sole               198,835
RYDEX S&P EQUAL WEIGHT             COM         78355W106        228        1,457  SH         Sole                 1,457
SBC COMMUNICATIONS INC             COM         78387G103        298       11,547  SH         Sole                11,547
SLM CORP COM                       COM         78442P106      1,121       21,000  SH         Sole                21,000
SONIC CORP                         COM         835451105      3,437      112,685  SH         Sole               112,685
SOVEREIGN BANCORP INC              COM         845905108        351       15,559  SH         Sole                15,559
SPEEDWAY MOTORSPORTS COM           COM         847788106      1,850       47,215  SH         Sole                47,215
SPRINT CORP COM FON GROUP          COM         852061100      1,159       46,644  SH         Sole                46,644
ST JUDE MED INC COM                COM         790849103        456       10,882  SH         Sole                10,882
STARWOOD HOTELS&RESORT PAIRED      COM         85590A203      1,124       19,250  SH         Sole                19,250
SUN MICROSYSTEMS INC               COM         866810104        118       21,800  SH         Sole                21,800
SYNGENTA AG SPONSORED ADR          COM         87160A100      1,585       74,228  SH         Sole                74,228
SYSCO CORP                         COM         871829107        246        6,450  SH         Sole                 6,450
TEMPUR-PEDIC INTL INC              COM         88023U101      1,171       55,250  SH         Sole                55,250
TERADYNE INC COM                   COM         880770102        269       15,750  SH         Sole                15,750
TEXAS INSTRS INC COM               COM         882508104        746       30,285  SH         Sole                30,285
TIFFANY & CO NEW COM               COM         886547108      1,275       39,880  SH         Sole                39,880
TIME WARNER INC                    COM         887317105      1,636       84,130  SH         Sole                84,130
TIMKEN COMPANY                     COM         887389104      3,096      118,995  SH         Sole               118,995
TOLL BROTHERS INC COM              COM         889478103      4,193       61,115  SH         Sole                61,115
TOWNEBANK PORTSMOUTH COM           COM         89214P109      1,737       78,969  SH         Sole                78,969
TRANSOCEAN SEDCO FOREX ORD         COM         G90078109      1,169       27,572  SH         Sole                27,572
UNION PAC CORP COM                 COM         907818108        469        6,979  SH         Sole                 6,979
UNITED STATES STEEL CORP           COM         912909108      1,072       20,915  SH         Sole                20,915
UNITRIN INC                        COM         913275103      1,433       31,520  SH         Sole                31,520
US DOW JONES REAL ESTATE           COM         464287739        225        1,829  SH         Sole                 1,829
UST INC                            COM         902911106      1,119       23,250  SH         Sole                23,250
VERIZON COMMUNICATIONS COM         COM         92343V104        366        9,042  SH         Sole                 9,042
VOTORANTIM CELULOSE ADS            COM         92906P106        295       18,182  SH         Sole                18,182
WAL MART STORES INC                COM         931142103        628       11,895  SH         Sole                11,895
WATERSIDE CAP CORP COM             COM         941872103        716      149,141  SH         Sole               149,141
WATSCO INC COM                     COM         942622200      1,722       48,895  SH         Sole                48,895
WATTS INDS INC CL A                COM         942749102      1,961       60,812  SH         Sole                60,812
WELLPOINT HLT NETW NEW COM         COM         94973V107      2,413       20,985  SH         Sole                20,985
YELLOW ROADWAY CORP                COM         985577105      3,529       63,350  SH         Sole                63,350

AM CENT PRIME                                  024932105         25       24,594  SH         Sole                24,594
BAC CAP TR I GTD CAP SECS                      055187207        514       19,500  SH         Sole                19,500
BLACKROCK FUND LOW DURATION PO                 091928259        101       10,000  SH         Sole                10,000
CHEVY CHASE PFD CAP CP PFD A E                 16678M207        486        8,315  SH         Sole                 8,315
CORPORATE INCOME FD                            219912862         53       57,656  SH         Sole                57,656
FEDERATED TOTAL RETURN GV FD I                 31428Q887        171       16,937  SH         Sole                16,937
FRANKLIN INCOME B                              353496755        171       68,072  SH         Sole                68,072
IDEX SER FUND ALLCAP FUND CL B                 893958454        153       10,000  SH         Sole                10,000
IDEX TRANSAMERICA CONS HIGH YI                 893961201        112       12,000  SH         Sole                12,000
NUVEEN QUALITY PREF INCOME FUN                 67072C105        523       36,350  SH         Sole                36,350
PIMCO TOTAL RETURN FUND CL B                   693390437        107       10,000  SH         Sole                10,000
PROFUNDS ULTRAOTC INV                          743185860        283       11,184  SH         Sole                11,184